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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Alternative Beta Fund
ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2011 (Unaudited)

SHORT-TERM INVESTMENTS: 98.6%
	Mutual Funds: 98.6%
76,471,613	BlackRock Liquidity Funds, TempFund, Institutional Class(1)
	(Cost $76,471,613)	76,471,613	98.6
	Total Short-Term Investments (Cost $76,471,613)	76,471,613	98.6

	Assets in Excess of Other Liabilities	1,058,076	1.4
	Net Assets	$77,529,689	100.0

*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2011 (Unaudited) (continued)

(1) The investment objective of BlackRock Liquidity Funds, TempFund, Institutional Class (“TempFund”) is to seek as high a level of current income as is consistent with liquidity and stability of principal. TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The TempFund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted averagematurity of 60 days or less.

In addition, the TempFund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states ,territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the TempFund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The TempFund will only purchase securities that present minimal credit risk as determined by the Fund’s investment manager, BlackRock, pursuant to guidelines approved by the BlackRock Liquidity Funds’ Board of Trustees. For complete financial statements of the BlackRock TempFund, including the notes and management’s discussion and analysis, please visit www.sec.gov.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Short-Term Investments	$76,471,613	$—	$—	$76,471,613
Total Investments, at value	$76,471,613	$—	$—	$76,471,613
Other Financial Instruments+
Futures	186,490	—	—	186,490
Open OTC Equity Forward Contracts	—	58,052	—	58,052
Total Assets	$76,658,103	$58,052	$—	$76,716,155
Liabilities Table
Other Financial Instruments+
Futures	$(146,156)	$—	$—	$(146,156)
Total Liabilities	$(146,156)	$—	$—	$(146,156)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2011 (Unaudited) (continued)

ING Alternative Beta Fund Open OTC Equity Forward Contracts on 7/31/2011:

Contract Description	Number of Contracts	Expiration Date	Position	Notional Value	Unrealized Appreciation/ (Depreciation)

MSCI EME Index, Strike Price 432.609 ABN AMRO Bank, N.V.	6,049	10/10/11	Long	$2,674,901	$58,052
				$2,674,901	$58,052

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2011 (Unaudited) (continued)

ING Alternative Beta Fund Open Futures Contracts on July 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	130	09/16/11	$10,341,500	$155,782
			$10,341,500	$155,782
Short Contracts
CBOE Volatility Index	144	08/16/11	(3,038,400)	(21,989)
U.S. Dollar Index	56	09/19/11	(4,146,016)	30,708
U.S. Treasury 10-Year Note	63	09/21/11	(7,918,312)	(124,167)
			$(15,102,728)	$(115,448)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.7%
		Affiliated Investment Companies: 99.7%
367,891	**	ING Alternative Beta Fund - Class I	$4,083,594	5.0
277,948	**	ING Emerging Countries Fund - Class I	8,152,229	10.0
157,513	**	ING Equity Dividend Fund - Class I	1,627,113	2.0
242,004	**	ING Floating Rate Fund - Class I	2,458,764	3.0
816,172	**	ING Global Bond Fund - Class I	9,883,847	12.1
190,217	**	ING Global Real Estate Fund - Class I	3,275,532	4.0
420,020	**	ING High Yield Bond Fund - Class I	3,284,555	4.0
1,870,631	**	ING Index Plus International Equity Fund - Class I	16,330,610	20.0
898,591	**	ING Intermediate Bond Fund - Class I	8,734,306	10.7
98,348	**	ING International SmallCap Multi-Manager Fund - Class I	4,082,416	5.0
346,896	**	ING MidCap Opportunities Fund - Class I	7,333,373	9.0
109,076	**	ING Small Company Fund - Class I	1,627,412	2.0
1,119,900	**	ING Tactical Asset Allocation Fund - Class I	10,538,257	12.9
		Total Mutual Funds
		(Cost $78,619,092)	81,412,008	99.7

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
1,171,560	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,171,560)	1,171,560	1.5
	Total Short-Term Investments
	(Cost $1,171,560)	1,171,560	1.5
	Total Investments in Securities (Cost $79,790,652)*	$82,583,568	101.2
	Liabilities in Excess of Other Assets	(945,382)	(1.2)
	Net Assets	$81,638,186	100.0

**	Investment in affiliate
*	Cost for federal income tax purposes is $80,475,526.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,897,152
	Gross Unrealized Depreciation	(789,110)
	Net Unrealized appreciation	$2,108,042

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Mutual Funds	$81,412,008	$—	$—	$81,412,008
Short-Term Investments	1,171,560	—	—	1,171,560
Total Investments, at value	$82,583,568	$—	$—	$82,583,568
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(170,656)	$—	$(170,656)
Total Liabilities	$—	$(170,656)	$—	$(170,656)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2011 (Unaudited) (continued)

ING Global Target Payment Fund Written OTC Options on July 31, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
76,463	Goldman Sachs & Co.	iShares® MSCI EAFE Index Fund Call Option	60.16	08/25/11	$116,224	$(71,019)
48,228	Goldman Sachs & Co.	iShares® MSCI Emerging Markets Index Fund Call Option	47.69	08/25/11	59,320	(49,620)
2,553	Goldman Sachs & Co.	S&P 500® Index Call Option	1331.94	08/25/11	63,927	(31,163)
2,149	Goldman Sachs & Co.	S&P Midcap 400® Index Call Option	977.36	08/25/11	47,472	(18,854)
			Total Written OTC Options		$286,943	$(170,656)

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 27, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 27, 2011